LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets			$ 7,198,080
Balance at the beginning of the year	$ 5,240,360	$ 3,614,921
Additions	5,788,119	6,113,008
Disposals	(1,229,014)	(1,666,458)
Cash colletion	(550,119)	(631,103)
Portfolio sales	(77,117)	(61,979)
Condonation	(601,778)	(973,376)
Exchange differences and other movements	(2,601,385)	(2,821,111)
Gross carrying amount	$ 7,198,080	$ 5,240,360